Cover	Dec. 20, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 20, 2025
Entity File Number	000-56182
Entity Registrant Name	LANDBAY INC
Entity Central Index Key	0001672572
Entity Tax Identification Number	81-1260549
Entity Incorporation, State or Country Code	NY
Entity Address, Address Line One	36-25 Main Street
Entity Address, City or Town	Flushing
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	11354
City Area Code	917
Local Phone Number	232-5799
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false